Sales and other operating revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 91,178	$ 142,627	$ 151,829
Other revenue	89,188	135,770	146,927
Sales and other operating revenues	180,366	278,397	298,756
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,048	9,141	10,331
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	63,564	102,408	108,515
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,726	18,909	20,494
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 9,840	$ 12,169	$ 12,489